INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Asset

	2020	2019
Non-Current deferred tax asset:
Net operating loss carry-forwards	$86,309,595	$74,164,213
Valuation allowance	(86,309,595)	(74,164,213)
Net non-current deferred tax asset	$—	$—